UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Smid Cap Growth Fund March 31, 2013 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Smid Cap Growth Fund at delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Smid Cap Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
About the organization	32

Unless otherwise noted, views expressed herein are current as of March 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from October 1, 2012 to March 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2012 to March 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Smid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/12	3/31/13	Expense Ratio	10/1/12 to 3/31/13*
Actual Fund return†
Class A	$1,000.00	$1,081.60	1.22%	$6.33
Class B	1,000.00	1,077.30	1.97%	10.20
Class C	1,000.00	1,077.60	1.97%	10.20
Class R	1,000.00	1,080.40	1.47%	7.62
Institutional Class	1,000.00	1,082.70	0.97%	5.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.85	1.22%	$6.14
Class B	1,000.00	1,015.11	1.97%	9.90
Class C	1,000.00	1,015.11	1.97%	9.90
Class R	1,000.00	1,017.60	1.47%	7.39
Institutional Class	1,000.00	1,020.09	0.97%	4.89

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation and
top 10 equity holdings
Delaware Smid Cap Growth Fund	As of March 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	96.24%
Consumer Discretionary	19.44%
Energy	5.90%
Financial Services	20.13%
Healthcare	11.85%
Producer Durables	11.92%
Technology	21.57%
Utilities	5.43%
Short-Term Investments	5.30%
Securities Lending Collateral	13.50%
Total Value of Securities	115.04%
Obligations to Return Securities Lending Collateral	(13.58%)
Other Liabilities Net of Receivables and Other Assets	(1.46%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Affiliated Managers Group	6.41%
Core Laboratories	5.90%
j2 Global	5.43%
NeuStar Class A	5.12%
DineEquity	5.10%
MSCI Class A	5.06%
Graco	5.00%
SBA Communications Class A	4.85%
Sally Beauty Holdings	4.79%
VeriSign	4.59%

Statement of net assets
Delaware Smid Cap Growth Fund	March 31, 2013 (Unaudited)

		Number of shares	Value
Common Stock – 96.24%
Consumer Discretionary – 19.44%
	DineEquity	891,454	$61,323,120
	Gentex	1,534,175	30,698,842
	Interval Leisure Group	1,265,872	27,520,057
*†	K12	1,826,652	44,040,580
†	Sally Beauty Holdings	1,958,902	57,552,541
†	Ulta Salon Cosmetics & Fragrance	153,180	12,433,621
			233,568,761
Energy – 5.90%
*	Core Laboratories	513,789	70,861,779
			70,861,779
Financial Services – 20.13%
†	Affiliated Managers Group	501,700	77,046,070
	Heartland Payment Systems	1,626,754	53,634,079
†	IntercontinentalExchange	308,225	50,262,251
†	MSCI Class A	1,793,251	60,845,006
			241,787,406
Healthcare – 11.85%
*†	ABIOMED	1,758,571	32,832,520
*†	athenahealth	255,566	24,800,125
	Perrigo	268,550	31,884,942
	Techne	779,075	52,860,238
			142,377,825
Producer Durables – 11.92%
	Expeditors International of Washington	1,247,261	44,539,690
	Graco	1,035,874	60,111,768
*	Ritchie Brothers Auctioneers	1,778,877	38,601,631
			143,253,089
Technology – 21.57%
	Blackbaud	1,493,501	44,252,435
†	NeuStar Class A	1,322,418	61,532,110
†	SBA Communications Class A	808,750	58,246,175
†	VeriFone Systems	1,934,480	40,005,046
†	VeriSign	1,166,475	55,150,938
			259,186,704

	Number of shares	Value
Common Stock (continued)
Utilities – 5.43%
* j2 Global	1,663,877	$65,240,617
		65,240,617
Total Common Stock (cost $816,112,865)		1,156,276,181

	Principal amount
Short-Term Investments – 5.30%
≠Discount Notes – 0.60%
Federal Home Loan
0.085% 5/24/13	$6,938,536	6,938,126
0.12% 4/2/13	292,504	292,504
		7,230,630
Repurchase Agreements – 1.22%
Bank of America 0.07%, dated 3/28/12,
to be repurchased on 4/1/13, repurchase
price $7,553,300 (collateralized by U.S.
government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $7,704,307)	7,553,241	7,553,241
BNP Paribas 0.15%, dated 3/28/13,
to be repurchased on 4/1/13, repurchase
price $7,132,191 (collateralized by U.S.
government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $7,281,853)	7,132,073	7,132,073
		14,685,314
≠U.S. Treasury Obligations – 3.48%
U.S. Treasury Bills
0.04% 4/11/13	7,565,649	7,565,588
0.058% 4/18/13	12,457,270	12,457,083
0.065% 4/25/13	4,691,943	4,691,840
0.065% 5/9/13	2,535,515	2,535,393
0.101% 4/15/13	14,598,001	14,597,885
		41,847,789
Total Short-Term Investments (cost $63,762,493)		63,763,733

Total Value of Securities Before Securities
Lending Collateral – 101.54% (cost $879,875,358)		1,220,039,914

Statement of net assets
Delaware Smid Cap Growth Fund

	Number of shares	Value
**Securities Lending Collateral – 13.50%
Investment Companies
Delaware Investments Collateral Fund No.1	162,188,207	$162,188,207
†@Mellon GSL Reinvestment Trust II	1,027,293	0
Total Securities Lending Collateral
(cost $163,215,500)		162,188,207

Total Value of Securities – 115.04%
(cost $1,043,090,858)		1,382,228,121 ©
**Obligation to Return Securities
Lending Collateral – (13.58%)		(163,215,500)
Other Liabilities Net of Receivables
and Other Assets – (1.46%)		(17,534,072)
Net Assets Applicable to 47,624,973
Shares Outstanding – 100.00%		$1,201,478,549

Net Asset Value – Delaware Smid Cap Growth Fund
Class A ($906,049,966 / 35,954,257 Shares)		$25.20
Net Asset Value – Delaware Smid Cap Growth Fund
Class B ($4,138,189 / 217,927 Shares)		$18.99
Net Asset Value – Delaware Smid Cap Growth Fund
Class C ($83,509,108 / 4,226,531 Shares)		$19.76
Net Asset Value – Delaware Smid Cap Growth Fund
Class R ($12,307,346 / 502,821 Shares)		$24.48
Net Asset Value – Delaware Smid Cap Growth Fund
Institutional Class ($195,473,940 / 6,723,437 Shares)		$29.07

Components of Net Assets at March 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$871,262,462
Accumulated net realized loss on investments		(8,921,176)
Net unrealized appreciation of investments		339,137,263
Total net assets		$1,201,478,549

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $161,474,075 of securities loaned.

Net Asset Value and Offering Price per Share –
Delaware Smid Cap Growth Fund
Net asset value Class A (A)	$25.20
Sales charge (5.75% of offering price) (B)	1.54
Offering price	$26.74

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Smid Cap Growth Fund	Six Months Ended March 31, 2013 (Unaudited)

Investment Income:
Dividends	$5,157,051
Securities lending income	507,820
Interest	17,575
Foreign tax withheld	(114,092)	$5,568,354

Expenses:
Management fees	4,177,983
Distribution expense – Class A	1,310,504
Distribution expense – Class B	25,819
Distribution expense – Class C	413,140
Distribution expense – Class R	34,254
Dividend disbursing and transfer agent fees and expenses	934,321
Accounting and administration expenses	227,145
Reports and statements to shareholders	124,005
Registration fees	77,404
Legal fees	41,994
Audit and tax	32,218
Trustees’ fees	26,914
Custodian fees	14,523
Insurance fees	10,546
Dues and services	7,412
Consulting fees	6,529
Trustees’ expenses	2,574
Pricing fees	1,394	7,468,679
Less waived distribution expenses – Class A		(217,489)
Less waived distribution expenses – Class R		(5,709)
Less expense paid indirectly		(1,050)
Total operating expenses		7,244,431
Net Investment Loss		(1,676,077)

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments		(7,508,472)
Net change in unrealized appreciation (depreciation) on investments		98,253,433
Net Realized and Unrealized Gain		90,744,961

Net Increase in Net Assets Resulting from Operations		$89,068,884

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Six Months	Year
	Ended	Ended
	3/31/13	9/30/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,676,077)	$(3,695,665)
Net realized gain (loss)	(7,508,472)	80,190,842
Net change in unrealized appreciation (depreciation)	98,253,433	140,142,997
Net increase in net assets resulting from operations	89,068,884	216,638,174

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(56,210,314)	(33,933,675)
Class B	(470,817)	(547,623)
Class C	(6,641,334)	(3,465,559)
Class R	(737,143)	(441,120)
Institutional Class	(10,751,329)	(6,143,095)
	(74,810,937)	(44,531,072)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,061,210	274,633,779
Class B	6,181	167,866
Class C	2,734,079	31,490,531
Class R	2,877,307	13,806,887
Institutional Class	37,099,953	197,572,438

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	54,616,626	32,503,153
Class B	466,160	531,681
Class C	6,425,200	3,303,587
Class R	728,582	266,723
Institutional Class	10,343,539	4,834,252
	136,358,837	559,110,897

10

	Six Months	Year
	Ended	Ended
	3/31/13	9/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(112,043,672)	$(214,077,438)
Class B	(2,134,638)	(6,153,140)
Class C	(13,315,244)	(16,411,949)
Class R	(3,229,930)	(8,617,732)
Institutional Class	(73,766,648)	(146,228,336)
	(204,490,132)	(391,488,595)
Increase (decrease) in net assets derived from capital
share transactions	(68,131,295)	167,622,302
Net Increase (Decrease) in Net Assets	(53,873,348)	339,729,404

Net Assets:
Beginning of period	1,255,351,897	915,622,493
End of period (there was no undistributed
net investment income at either period end)	$1,201,478,549	$1,255,351,897

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six Months Ended	Year Ended
3/31/13[1]	9/30/12	9/30/11	9/30/10		9/30/09	9/30/08
(Unaudited)
$24.930	$21.180	$19.650	$15.560		$17.860	$26.290

(0.032)	(0.070)	0.158	(0.094)		(0.078)	(0.125)
1.884	4.766	2.515	4.184		(0.530)	(5.553)
1.852	4.696	2.673	4.090		(0.608)	(5.678)

—	—	(0.205)	—		—	—
(1.582)	(0.946)	(0.938)	—		(1.692)	(2.752)
(1.582)	(0.946)	(1.143)	—		(1.692)	(2.752)

$25.200	$24.930	$21.180	$19.650		$15.560	$17.860

8.16%	22.54%	13.57%	26.29%		0.06%	(24.03% )

$906,050	$931,398	$706,442	$256,981		$226,575	$261,003
1.22%	1.22%	1.32%	1.50%		1.44%	1.42%

1.27%	1.25%	1.32%	1.53%		1.76%	1.52%
(0.27% )	(0.29% )	0.68%	(0.54%	)	(0.61% )	(0.58% )

(0.32% )	(0.32% )	0.68%	(0.57%	)	(0.93% )	(0.68% )
8%	20%	21%	139%		106%	101%

13

Financial highlights
Delaware Smid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
3/31/13[1]	9/30/12	9/30/11	9/30/10		9/30/09	9/30/08
(Unaudited)
$19.260	$16.670	$15.700	$12.520		$14.880	$22.510

(0.093)	(0.191)	(0.003)	(0.171)		(0.143)	(0.241)
1.405	3.727	2.013	3.351		(0.525)	(4.637)
1.312	3.536	2.010	3.180		(0.668)	(4.878)

—	—	(0.102)	—		—	—
(1.582)	(0.946)	(0.938)	—		(1.692)	(2.752)
(1.582)	(0.946)	(1.040)	—		(1.692)	(2.752)

$18.990	$19.260	$16.670	$15.700		$12.520	$14.880

7.73%	21.65%	12.82%	25.40%		(0.40% )	(24.56% )

$4,138	$5,928	$9,956	$3,394		$4,007	$6,800
1.97%	1.95%	2.02%	2.20%		2.14%	2.12%

1.97%	1.95%	2.02%	2.23%		2.46%	2.22%
(1.02% )	(1.02% )	(0.02% )	(1.24%	)	(1.31% )	(1.28% )

(1.02% )	(1.02% )	(0.02% )	(1.27%	)	(1.63% )	(1.38% )
8%	20%	21%	139%		106%	101%

15

Financial highlights
Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
3/31/13[1]	9/30/12	9/30/11	9/30/10		9/30/09	9/30/08
(Unaudited)
$19.970	$17.250	$16.210	$12.930		$15.350	$23.130

(0.097)	(0.198)	(0.003)	(0.177)		(0.147)	(0.246)
1.469	3.864	2.083	3.457		(0.581)	(4.782)
1.372	3.666	2.080	3.280		(0.728)	(5.028)

—	—	(0.102)	—		—	—
(1.582)	(0.946)	(0.938)	—		(1.692)	(2.752)
(1.582)	(0.946)	(1.040)	—		(1.692)	(2.752)

$19.760	$19.970	$17.250	$16.210		$12.930	$15.350

7.76%	21.68%	12.77%	25.37%		(0.79% )	(24.55% )

$83,509	$88,316	$59,513	$6,329		$5,534	$6,445
1.97%	1.95%	2.02%	2.20%		2.14%	2.12%

1.97%	1.95%	2.02%	2.23%		2.46%	2.22%
(1.02% )	(1.02% )	(0.02% )	(1.24%	)	(1.31% )	(1.28% )

(1.02% )	(1.02% )	(0.02% )	(1.27%	)	(1.63% )	(1.38% )
8%	20%	21%	139%		106%	101%

17

Financial highlights
Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
3/31/13[1]	9/30/12	9/30/11	9/30/10		9/30/09	9/30/08
(Unaudited)
$24.290	$20.700	$19.240	$15.270		$17.590	$25.990

(0.061)	(0.123)	0.109	(0.125)		(0.103)	(0.166)
1.833	4.659	2.455	4.095		(0.525)	(5.482)
1.772	4.536	2.564	3.970		(0.628)	(5.648)

—	—	(0.166)	—		—	—
(1.582)	(0.946)	(0.938)	—		(1.692)	(2.752)
(1.582)	(0.946)	(1.104)	—		(1.692)	(2.752)

$24.480	$24.290	$20.700	$19.240		$15.270	$17.590

8.04%	22.29%	13.29%	26.00%		(0.12% )	(24.16% )

$12,308	$11,764	$4,737	$889		$783	$601
1.47%	1.45%	1.52%	1.70%		1.64%	1.62%

1.57%	1.55%	1.62%	1.83%		2.06%	1.82%
(0.52% )	(0.52% )	0.48%	(0.74%	)	(0.81% )	(0.78% )

(0.62% )	(0.62% )	0.38%	(0.87%	)	(1.23% )	(0.98% )
8%	20%	21%	139%		106%	101%

19

Financial highlights
Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
3/31/13[1]	9/30/12	9/30/11	9/30/10		9/30/09	9/30/08
(Unaudited)
$28.480	$24.010	$22.130	$17.470		$19.710	$28.650

(0.003)	(0.006)	0.257	(0.049)		(0.039)	(0.060)
2.175	5.422	2.824	4.709		(0.509)	(6.128)
2.172	5.416	3.081	4.660		(0.548)	(6.188)

—	—	(0.263)	—		—	—
(1.582)	(0.946)	(0.938)	—		(1.692)	(2.752)
(1.582)	(0.946)	(1.201)	—		(1.692)	(2.752)

$29.070	$28.480	$24.010	$22.130		$17.470	$19.710

8.27%	22.90%	13.90%	26.67%		0.39%	(23.81% )

$195,474	$217,946	$134,974	$36,212		$4,649	$4,697
0.97%	0.95%	1.02%	1.20%		1.14%	1.12%

0.97%	0.95%	1.02%	1.23%		1.46%	1.22%
(0.02% )	(0.02% )	0.98%	(0.24%	)	(0.31% )	(0.28% )

(0.02% )	(0.02% )	0.98%	(0.27%	)	(0.63% )	(0.38% )
8%	20%	21%	139%		106%	101%

21

Notes to financial statements
Delaware Smid Cap Growth Fund	March 31, 2013 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to the Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2009–Sept. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding

23

Notes to financial statements
Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended March 31, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2013, the Fund earned $ 1,050 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended March 31, 2013, the Fund was charged $ 28,417 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

24

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through Jan. 28, 2014 for Class R shares’ 12b-1 fees to 0.50% of average daily net assets.

In connection with the merger of Delaware Trend Fund, effective October 11, 2010, the Fund assumed the blended rate 12b-1 fee for the Class A shares that Delaware Trend Fund had in place. The total 12b-1 fees to be paid by Class A shareholders of the Fund is the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and (ii) 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Effective February 27, 2012, 12b-1 fees for Class A shares of the Fund will be voluntarily capped at 0.25% of average daily net assets.

At March 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$722,630
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	27,247
Distribution fees payable to DDLP	269,179
Other expenses payable to DMC and affiliates*	56,112

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2013, the Fund was charged $ 15,095 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2013, DDLP earned $12,716 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2013, DDLP received gross CDSC commissions of $10, $284 and $2,365 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

25

Notes to financial statements
Delaware Smid Cap Growth Fund

3. Investments

For the six months ended March 31, 2013, the Fund made purchases of $91,488,665 and sales of $264,304,969 of investment securities other than short-term investments.

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments was $1,044,867,412. At March 31, 2013, net unrealized appreciation was $337,360,709, of which $355,791,398 related to unrealized appreciation of investments and $18,430,689 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon

26

current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,156,276,181	$—	$—	$1,156,276,181
Short-Term Investments	—	63,763,733	—	63,763,733
Securities Lending Collateral	—	162,188,207	—	162,188,207
Total	$1,156,276,181	$225,951,940	$—	$1,382,228,121

During the six months ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2013 and the year ended Sept. 30, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	3/31/13*	9/30/12
Ordinary income	$10,404,409	$23,346,442
Long-term capital gain	64,406,528	21,184,630
Total	$74,810,937	$44,531,072

*Tax information for the six months ended March 31, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$871,262,462
Realized losses (10/1/12–3/31/13)	(7,144,622)
Unrealized appreciation	337,360,709
Net assets	$1,201,478,549

27

Notes to financial statements
Delaware Smid Cap Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2013, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$3,563,945
Accumulated net realized loss	1,676,077
Paid-in capital	(5,240,022)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/13	9/30/12
Shares sold:
Class A	877,716	11,517,924
Class B	357	8,856
Class C	145,125	1,645,953
Class R	124,937	604,956
Institutional Class	1,352,981	7,217,291

Shares issued upon reinvestment of dividends and distributions:
Class A	2,430,669	1,412,565
Class B	27,470	29,736
Class C	363,828	178,186
Class R	33,360	11,875
Institutional Class	399,364	184,373
	5,755,807	22,811,715

Shares redeemed:
Class A	(4,713,962)	(8,931,778)
Class B	(117,677)	(328,188)
Class C	(704,714)	(852,068)
Class R	(139,760)	(361,362)
Institutional Class	(2,682,463)	(5,370,795)
	(8,358,576)	(15,844,191)
Net increase (decrease)	(2,602,769)	6,967,524

28

For the six months ended March 31, 2013 and the year ended September 30, 2012, 50,601 Class B shares were converted to 38,179 Class A shares valued at $915,112 and 160,986 Class B shares were converted to 124,831 Class A shares valued at $3,009,631, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of March 31, 2013, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

29

Notes to financial statements
Delaware Smid Cap Growth Fund

8. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At March 31, 2013, the value of securities on loan was $161,474,075, for which the Fund received collateral, comprised of non-cash collateral valued at $1,216,400, and cash collateral of $163,215,500. At March 31, 2013, the value of invested collateral was $162,188,207. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

30

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

31

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

32

Semiannual report Delaware Healthcare Fund March 31, 2013 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Healthcare Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Healthcare Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	4
Statement of assets and liabilities	9
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
About the organization	34

Unless otherwise noted, views expressed herein are current as of March 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from October 1, 2012 to March 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2012 to March 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/12	3/31/13	Expense Ratio	10/1/12 to 3/31/13*
Actual Fund return†
Class A	$1,000.00	$1,209.80	1.45%	$7.99
Class C	1,000.00	1,205.80	2.20%	12.10
Class R	1,000.00	1,208.80	1.70%	9.36
Institutional Class	1,000.00	1,211.50	1.20%	6.62
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.45%	$7.29
Class C	1,000.00	1,013.96	2.20%	11.05
Class R	1,000.00	1,016.45	1.70%	8.55
Institutional Class	1,000.00	1,018.95	1.20%	6.04

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation and
top 10 equity holdings
Delaware Healthcare Fund	As of March 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
²Common Stock	96.30%
Biotechnology	9.85%
Blue Chip Medical Products	38.53%
Healthcare Services	19.15%
Medical Distributors	0.47%
Others	17.15%
Small/Mid-Cap Medical Products	11.15%
Short-Term Investments	0.33%
Total Value of Securities	96.63%
Receivables and Other Assets Net of Liabilities	3.37%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
WellPoint	5.78%
Boston Scientific	5.38%
Sohu.com	4.56%
Avon Products	3.62%
Pfizer	3.45%
Medtronic	3.24%
Shire ADR	3.15%
Yahoo	2.93%
Lilly (Eli)	2.87%
Humana	2.86%

3

Statement of net assets
Delaware Healthcare Fund	March 31, 2013 (Unaudited)

		Number of shares	Value
²Common Stock – 96.30%
Biotechnology – 9.85%
†	Dendreon	80,000	$378,400
†	Idenix Pharmaceuticals	170,000	605,200
†	Ligand Pharmaceuticals Class B	100,000	2,665,000
†	Myriad Genetics	43,000	1,092,200
†	ONYX Pharmaceuticals	25,000	2,221,500
†	Regeneron Pharmaceuticals	11,500	2,028,600
†	Vertex Pharmaceuticals	31,500	1,731,870
			10,722,770
Blue Chip Medical Products – 38.53%
	Abbott Laboratories	38,000	1,342,160
	AbbVie	38,000	1,549,640
	Allergan	13,000	1,451,190
	Baxter International	5,000	363,200
†	Biogen Idec	5,000	964,550
†	Boston Scientific	750,000	5,857,500
	Bristol-Myers Squibb	50,000	2,059,500
†	Forest Laboratories	50,000	1,902,000
†	Hospira	42,500	1,395,275
	Johnson & Johnson	30,000	2,445,900
	Lilly (Eli)	55,000	3,123,450
	Medtronic	75,000	3,522,000
	Merck	60,000	2,653,800
	Pfizer	130,000	3,751,800
	Shire ADR	37,500	3,426,000
	Stryker	20,000	1,304,800
	Teva Pharmaceutical Industries ADR	60,000	2,380,800
	Zimmer Holdings	28,000	2,106,160
†	Zoetis	10,000	334,000
			41,933,725
Healthcare Services – 19.15%
	Aetna	42,300	2,162,376
†	AMEDISYS	60,000	667,200
	China Nepstar Chain Drugstore ADR	84,050	167,260
	Fresenius Medical Care ADR	80,000	2,708,800
	Humana	45,000	3,109,950
	Quest Diagnostics	55,000	3,104,750

4

		Number of shares	Value
²Common Stock (continued)
Healthcare Services (continued)
†	Tenet Healthcare	45,000	$2,141,100
†	WebMD Health	20,000	486,400
	WellPoint	95,000	6,291,850
			20,839,686
Medical Distributors – 0.47%
†	Chindex International	37,500	515,250
			515,250
Others – 17.15%
†	AirMedia Group ADR	53,803	96,307
	Apple	6,800	3,009,884
	Bank of America	130,000	1,583,400
†	Elizabeth Arden	70,000	2,817,500
†	eLong ADR	40,000	603,200
	Kinross Gold	100,000	793,000
†	Nuance Communications	80,000	1,614,400
†	Sohu.com	100,000	4,961,000
†	Yahoo	135,500	3,188,315
			18,667,006
Small/Mid-Cap Medical Products – 11.15%
	Avon Products	190,000	3,938,699
@†	Cangene	220,000	628,045
†	CareFusion	60,000	2,099,400
†	Illumina	15,000	810,000
	Ipsen	25,000	894,251
	Nobel Biocare Holding	100,000	1,000,527
†	NuVasive	45,000	958,950
	Straumann Holding	12,800	1,724,192
†	TranS1	39,700	88,928
			12,142,992
Total Common Stock (cost $87,603,371)			104,821,429

5

Statement of net assets
Delaware Healthcare Fund

	Principal amount	Value
Short-Term Investments – 0.33%
Repurchase Agreements – 0.33%
Bank of America 0.07%, dated 3/28/13, to be repurchased
on 4/1/13, repurchase price $183,371 (collateralized
by U.S. government obligations 0.125%-1.50%
8/31/18-1/15/22; market value $187,037)	$183,370	$183,370

BNP Paribas 0.15%, dated 3/28/13, to be repurchased
on 4/1/13, repurchase price $173,148 (collateralized
by U.S. government obligations 0.25%-0.875%
2/28/14-7/31/19; market value $176,781)	173,145	173,145
Total Short-Term Investments (cost $356,515)		356,515

Total Value of Securities – 96.63%
(cost $87,959,886)		105,177,944
Receivables and Other Assets
Net of Liabilities – 3.37%		3,666,411
Net Assets Applicable to 7,570,391
Shares Outstanding – 100.00%		$108,844,355

Net Asset Value – Delaware Healthcare Fund
Class A ($65,660,583 / 4,559,721 Shares)		$14.40
Net Asset Value – Delaware Healthcare Fund
Class C ($9,713,433 / 687,816 Shares)		$14.12
Net Asset Value – Delaware Healthcare Fund
Class R ($1,179,092 / 82,210 Shares)		$14.34
Net Asset Value – Delaware Healthcare Fund
Institutional Class ($32,291,247 / 2,240,644 Shares)		$14.41

6

Components of Net Assets at March 31, 2013:
Shares of beneficial interest (unlimited authorization — no par)	$94,240,499
Accumulated net realized loss on investments	(2,614,163)
Net unrealized appreciation of investments and foreign currencies	17,218,019
Total net assets	$108,844,355

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
  †Non income producing security.
@Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $628,045, which represented 0.58% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Healthcare Fund
Net asset value Class A (A)	$14.40
Sales charge (5.75% of offering price) (B)	0.88
Offering price	$15.28

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities
Delaware Healthcare Fund	Six Months Ended March 31, 2013 (Unaudited)

Assets:
Investments, at value	$104,821,429
Short-term investments, at value	356,515
Cash	354,870
Receivable for fund shares sold	3,553,587
Receivable for securities sold	2,256,219
Dividends and interest receivable	72,117
Total assets	111,414,737

Liabilities:
Payable for securities purchased	2,377,446
Payable for fund shares redeemed	61,227
Due to manager and affiliates	93,812
Other accrued expenses	37,897
Total liabilities	2,570,382

Total Net Assets	$108,844,355

Investments, at cost	$87,603,371
Short-term investments, at cost	356,515

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Healthcare Fund	Six Months Ended March 31, 2013 (Unaudited)

Investment Income:
Dividends	$462,836
Interest	102
Foreign tax withheld	(480)
462,458

Expenses:
Management fees	285,789
Distribution expenses – Class A	71,823
Distribution expenses – Class C	32,633
Distribution expenses – Class R	2,692
Dividend disbursing and transfer agent fees and expenses	42,718
Registration fees	30,454
Accounting and administration expenses	13,047
Custodian fees	7,872
Reports and statements to shareholders	6,162
Audit and tax	6,147
Dues and services	4,608
Legal fees	2,202
Trustees’ fees	1,654
Pricing fees	1,177
Insurance fees	503
Consulting fees	298
Trustees’ expenses	135
509,914
Less waived distribution expenses – Class A	(11,970)
Less waived distribution expenses – Class R	(449)
Less expense paid indirectly	(104)
Total operating expenses	497,391
Net Investment Loss	(34,933)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$1,072,755
Foreign currencies	7,922
Foreign currency exchange contracts	(13,446)
Net realized gain	1,067,231
Net change in unrealized appreciation (depreciation) on:
Investments	12,924,959
Foreign currencies	(2)
Net change in unrealized appreciation (depreciation)	12,924,957
Net Realized and Unrealized Gain	13,992,188

Net Increase in Net Assets Resulting from Operations	$13,957,255

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Healthcare Fund

	Six Months	Year
	Ended	Ended
	3/31/13	9/30/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(34,933)	$239,906
Net realized gain (loss)	1,067,231	(2,687,586)
Net change in unrealized appreciation (depreciation)	12,924,957	12,251,434
Net increase in net assets resulting from operations	13,957,255	9,803,754

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(131,182)	(7,528)
Class R	(484)	—
Institutional Class	(45,783)	(21,952)

Net realized gain:
Class A	—	(2,311,891)
Class C	—	(315,499)
Class R	—	(24,243)
Institutional Class	—	(546,274)
	(177,449)	(3,227,387)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,852,226	21,377,852
Class C	3,482,235	2,347,195
Class R	400,255	536,221
Institutional Class	23,947,507	7,211,686

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	125,026	2,220,361
Class C	—	288,519
Class R	484	24,243
Institutional Class	33,168	456,385
	48,840,901	34,462,462

	Six Months	Year
	Ended	Ended
	3/31/13	9/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,533,111)	$(23,713,963)
Class C	(573,846)	(2,783,556)
Class R	(174,984)	(149,126)
Institutional Class	(2,704,156)	(8,632,790)
	(9,986,097)	(35,279,435)
Increase (decrease) in net assets derived from capital
share transactions	38,854,804	(816,973)
Net Increase in Net Assets	52,634,610	5,759,394

Net Assets:
Beginning of period	56,209,745	50,450,351
End of period (including undistributed net investment income
of $0 and $173,081, respectively)	$108,844,355	$56,209,745

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Fund commenced operations on September 28, 2007.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
3/31/13[1]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08[2]
(Unaudited)
$11.940	$10.350	$10.410	$10.070	$8.360	$8.500

(0.005)	0.059	(0.006)	0.027	0.029	(0.002)
2.502	2.288	0.606	1.615	2.028	0.163
2.497	2.347	0.600	1.642	2.057	0.161

(0.037)	(0.002)	(0.009)	(0.022)	(0.007)	—
—	(0.755)	(0.651)	(1.280)	(0.340)	(0.301)
(0.037)	(0.757)	(0.660)	(1.302)	(0.347)	(0.301)

$14.400	$11.940	$10.350	$10.410	$10.070	$8.360

20.98%	23.96%	5.89%	17.38%	26.66%	1.80%

$65,661	$41,425	$36,584	$7,610	$1,221	$788
1.45%	1.55%	1.60%	1.52%	1.35%	1.35%

1.50%	1.63%	1.85%	2.59%	2.11%	3.75%
(0.07% )	0.52%	(0.06% )	0.17%	0.37%	(0.03% )

(0.12% )	0.44%	(0.31% )	(0.90% )	(0.39% )	(2.43% )
21%	88%	101%	199%	240%	154%

Financial highlights
Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended		1/28/10[2]
3/31/13[1]	9/30/12	9/31/11	to
(Unaudited)			9/30/10
$11.710	$10.240	$10.370	$10.020

(0.051)	(0.026)	(0.089)	(0.026)
2.461	2.251	0.610	0.376
2.410	2.225	0.521	0.350

—	(0.755)	(0.651)	—
—	(0.755)	(0.651)	—

$14.120	$11.710	$10.240	$10.370

20.58%	22.96%	5.11%	3.49%

$9,713	$5,446	$4,930	$529
2.20%	2.30%	2.35%	2.35%

2.20%	2.33%	2.55%	3.29%
(0.82% )	(0.23% )	(0.81% )	(0.66% )

(0.82% )	(0.26% )	(1.01% )	(1.60% )
21%	88%	101%	199% [5]

Financial highlights
Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended		1/28/10[2]
3/31/13[1]	9/30/12	9/30/11	to
(Unaudited)			9/30/10
$11.870	$10.320	$10.400	$10.020

(0.020)	0.030	(0.036)	0.006
2.497	2.275	0.607	0.374
2.477	2.305	0.571	0.380

(0.007)	—	—	—
—	(0.755)	(0.651)	—
(0.007)	(0.755)	(0.651)	—

$14.340	$11.870	$10.320	$10.400

20.88%	23.60%	5.60%	3.79%

$1,179	$773	$293	$5
1.70%	1.80%	1.85%	1.85%

1.80%	1.93%	2.15%	2.89%
(0.32% )	0.27%	(0.31% )	(0.16%	)

(0.42% )	0.14%	(0.61% )	(1.20%	)
21%	88%	101%	199%	[5]

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Fund commenced operations on September 28, 2007.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
3/31/13[1]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08[2]
(Unaudited)
$11.960	$10.370	$10.430	$10.070	$8.360	$8.500

0.012	0.086	0.022	0.034	0.029	(0.002)
2.503	2.290	0.602	1.628	2.028	0.163
2.515	2.376	0.624	1.662	2.057	0.161

(0.065)	(0.031)	(0.033)	(0.022)	(0.007)	—
—	(0.755)	(0.651)	(1.280)	(0.340)	(0.301)
(0.065)	(0.786)	(0.684)	(1.302)	(0.347)	(0.301)

$14.410	$11.960	$10.370	$10.430	$10.070	$8.360

21.15%	24.26%	6.13%	17.61%	26.66%	1.80%

$32,291	$8,566	$8,643	$3,133	$2,579	$2,036
1.20%	1.30%	1.35%	1.35%	1.35%	1.35%

1.20%	1.33%	1.55%	2.29%	1.81%	3.45%
0.18%	0.77%	0.19%	0.34%	0.37%	(0.03% )

0.18%	0.74%	(0.01% )	(0.60% )	(0.09% )	(2.13% )
21%	88%	101%	199%	240%	154%

Notes to financial statements
Delaware Healthcare Fund	March 31, 2013 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2009–Sept. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2013, the Fund earned $104 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) do not exceed 1.35% of average daily net assets of the Fund through Jan. 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended March 31, 2013, the Fund was charged $ 1,632 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets through Jan. 28, 2014.

At March 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$67,876
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	2,146
Distribution fees payable to DDLP	20,710
Other expenses payable to DMC and affiliates*	3,080

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2013, the Fund was charged $ 804 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Healthcare Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended March 31, 2013, DDLP earned $41,194 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2013, DDLP received gross CDSC commissions of $3 and $414 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2013, the Fund made purchases of $46,061,617 and sales of $14,972,768 of investment securities other than short-term investments.

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments was $88,628,911. At March 31, 2013, net unrealized appreciation was $16,549,033 of which $18,234,536 related to unrealized appreciation of investments and $1,685,503 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$104,821,429	$—	$104,821,429
Short-Term Investments	—	356,515	356,515
Total	$104,821,429	$356,515	$105,177,944

During the period ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Notes to financial statements
Delaware Healthcare Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2013 and the year ended Sept. 30, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	3/31/13*	9/30/12
Ordinary income	$177,449	$2,674,275
Long-term capital gain	—	553,112
Total	$177,449	$3,227,387

*Tax information for the period ended March 31, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$94,240,499
Realized losses (10/1/11–3/31/12)	(1,945,138)
Unrealized appreciation	16,548,994
Net assets	$108,844,355

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2013, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$39,301
Accumulated net realized loss	5,524
Paid-in capital	(44,825)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/13	9/30/12
Shares sold:
Class A	1,596,277	1,836,043
Class C	270,445	209,698
Class R	30,971	47,087
Institutional Class	1,738,159	635,750

Shares issued upon reinvestment of dividends and distributions:
Class A	10,586	218,540
Class C	—	28,766
Class R	41	2,395
Institutional Class	2,808	45,011
	3,649,287	3,023,290
Shares redeemed:
Class A	(517,090)	(2,118,700)
Class C	(47,494)	(254,968)
Class R	(13,892)	(12,766)
Institutional Class	(216,509)	(797,798)
	(794,985)	(3,184,232)
Net increase (decrease)	2,854,302	(160,942)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of March 31, 2013, or at any time during the period then ended.

Notes to financial statements
Delaware Healthcare Fund

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2013.

See the Statement of operations on page 11 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended March 31, 2013.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$44,589	$17,826

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit

Notes to financial statements
Delaware Healthcare Fund

9. Securities Lending (continued)

was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended March 31, 2013, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS IV

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2013